Employee Costs - Summary of Compensation of the Directors and Senior Management (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employees Benefit [abstract]
Wages and salaries	£ 28	£ 29	£ 26
Social security costs	4	3	4
Pension and other post-employment costs	3	3	3
Cost of share-based incentive plans	27	20	22
Key management personnel compensation	£ 62	£ 55	£ 55